FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Bearing Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest bearing liabilities
Deferred acquisition consideration	$ 91	$ 165	$ 181
Interest payable on deferred acquisition consideration	$ 0
US Dollar | Weighted average
Interest bearing liabilities
Interest rate	2.70%	2.70%
Floating rate | Weighted average
Interest bearing liabilities
Interest rate	1.00%	1.00%
Fixed rate | US Dollar | Weighted average
Interest bearing liabilities
Time for which rate is fixed	6 years 6 months	7 years 1 month 6 days
Gross borrowings
Interest bearing liabilities
Financial liabilities	$ (3,142)	$ (3,486)
Gross borrowings | US Dollar
Interest bearing liabilities
Financial liabilities	(2,278)	(2,548)
Gross borrowings | Other Currencies
Interest bearing liabilities
Financial liabilities	(864)	(938)
Currency swaps
Interest bearing liabilities
Financial liabilities	(337)	(381)
Currency swaps | US Dollar
Interest bearing liabilities
Financial liabilities	(201)	(240)
Currency swaps | Other Currencies
Interest bearing liabilities
Financial liabilities	(136)	(141)
Total liabilities
Interest bearing liabilities
Financial liabilities	(3,479)	(3,867)
Total liabilities | US Dollar
Interest bearing liabilities
Financial liabilities	(2,479)	(2,788)
Total liabilities | Other Currencies
Interest bearing liabilities
Financial liabilities	(1,000)	(1,079)
Total liabilities | Floating rate
Interest bearing liabilities
Financial liabilities	(1,226)	(1,470)
Total liabilities | Floating rate | US Dollar
Interest bearing liabilities
Financial liabilities	(226)	(391)
Total liabilities | Floating rate | Other Currencies
Interest bearing liabilities
Financial liabilities	(1,000)	(1,079)
Total liabilities | Fixed rate
Interest bearing liabilities
Financial liabilities	(2,253)	(2,397)
Total liabilities | Fixed rate | US Dollar
Interest bearing liabilities
Financial liabilities	$ (2,253)	$ (2,397)